SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Trade payables	$ 40,241	$ 105,931
VAT, income and dividend taxes payable	43,703
Due to related parties	37,094	1,322
Salaries payable	70,417	73,345
Trade payables and accrued liabilities	$ 191,455	$ 180,598